Investment	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Investment

18. Investment

During the year ended December 31, 2019, the Company entered into an agreement to purchase 10,000,000 shares for $50,000. The shares have been issued to the Company. The Company’s investment accounts for a 10% equity stake in a privately owned U.S.-based mobile phone development company. As of December 31, 2020, the Company had advanced a total of $15,658 and is advancing trenches of capital as required by the Company.